OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2021	2020

Prepaid expenses	$5,272	$2,482
Government authorities	57	54
Other	131	122

	$5,460	$2,658